Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2023
Statement [Line Items]
Schedule of derivative contract
	06.30.2023
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	Gain/ (loss) for valuation at fair value at year-end
Forward:
Sales
Corn	204,724	-	(48)	2,182
Soybeans	229,585	-	567	(367)
Wheat	35,900	-	-	236
Livestock	-	-	-	102
Cotton	703,948	-	(133)	(38)
Ethanol	159	-	(40)	554
Sugarcane	1,487,190	-	124	-
Purchase
Corn	800	-	-	(4)
Soybeans	3,460	-	-	24
Wheat	700	-	-	(2)
Options:
Sale put
Corn	22,600	7	-	-
Soybeans	834	178	205	-
Wheat	-	92	-	-
Purchase put
Corn	3,213	(53)	50	-
Soybeans	5,300	(183)	10	(15)
Wheat	4,800	(106)	24	24
Sale call
Corn	5,100	66	-	-
Soybeans	18,100	216	-	-
Wheat	9,200	112	-	-
Purchase call
Wheat	-	(85)	-	72
Soybeans	8,700	(174)	-	273
Ethanol	159	-	12	-
Wheat	-	(61)	-	-
Cotton	-	-	-	-
Total	2,744,472	9	771	3,041

Urban Properties And Investment Business [Member]
Statement [Line Items]
Schedule of net monetary position (liability)/asset
	06.30.2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	46,380	2,289	173	-	-	48,842
Borrowings	62,370	37,310	45,617	4,692	4,629	154,618
Finance lease obligations	5,352	5,690	87	4,447	7,081	22,657
Derivative financial instruments	1,226	46	-	-	-	1,272
Total	115,328	45,335	45,877	9,139	11,710	227,389

	06.30.2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	55,158	2,626	-	-	636	58,420
Borrowings	84,911	33,590	48,029	3,275	13,105	182,910
Finance lease obligations	6,838	6,051	5,418	1,917	16,059	36,283
Derivative financial instruments	3,721	418	123	-	-	4,262
Total	150,628	42,685	53,570	5,192	29,800	281,875
	06.30.2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	14,345	435	358	267	360	15,765
Borrowings	40,331	27,287	20,791	7,009	12,016	107,434
Finance lease obligations	257	291	330	317	4,140	5,335
Derivative financial instruments	5	-	-	-	-	5
Total	54,938	28,013	21,479	7,593	16,516	128,539

	06.30.2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	8,502	222	86	56	86	8,952
Borrowings	127,542	22,552	4,366	248	683	155,391
Finance lease obligations	86	164	200	216	4,519	5,185
Derivative financial instruments	37	-	-	-	-	37
Total	136,167	22,938	4,652	520	5,288	169,565

Agricultural Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	06.30.2023	06.30.2022
Gearing ratio (i)	42.64%	31.71%
Debt ratio (ii)	42.89%	30.97%
	06.30.2023	06.30.2022
Gearing ratio (i)	22.83%	31.99%
Debt ratio (ii)	18.19%	24.31%